Related Party Transactions - Additional information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Related Party Deposit Liabilities	$ 1.5	$ 32.7